Summary of Condensed Combined and Consolidated Debtor in-Possession Income Statement (Detail) - BRL (R$) R$ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Net operating revenue	R$ 11,213,566		R$ 11,998,389		R$ 23,789,654		R$ 25,996,423		R$ 27,353,765
Cost of sales and services	(7,839,452)		(7,792,573)		(15,676,216)		(16,741,791)		(16,250,083)
Gross profit	3,374,114		4,205,816		8,113,438		9,254,632		11,103,682
Operating (expenses) income
Selling expenses	(2,337,920)		(2,119,432)		(4,399,936)		(4,383,163)		(4,719,811)
General and administrative expenses	(1,290,071)		(1,574,597)		(3,064,252)		(3,687,706)		(3,912,178)
Other operating income (expenses), net	425,738		100,625		(1,043,922)		(1,237,085)		(2,294,320)
Reorganization items	16,309,072		(275,425)		(2,371,918)		(9,005,998)
Loss before financial and taxes	16,480,933		336,987		(2,766,590)		(9,059,320)		177,373
Financial expenses, net	(447,955)		(1,353,289)		(1,612,058)		(4,375,309)		(6,724,489)
Loss before taxes	16,032,978	[1]	(1,016,302)	[1]	(4,378,648)	[2]	(13,434,629)	[2]	(6,547,116)	[2]
Income (loss) from continuing operations	(24,632)		261,607		350,987		(2,245,113)		(3,379,928)
Net loss for the year	R$ 16,008,346		R$ (754,695)		(4,027,661)		(15,679,742)		R$ (10,794,183)
Debtor-in-Possession Financial Information
Condensed Income Statements, Captions [Line Items]
Net operating revenue					20,429,388		22,946,936
Cost of sales and services					(15,573,190)		(16,083,725)
Gross profit					4,856,197		6,863,211
Operating (expenses) income
Selling expenses					(4,077,876)		(4,051,095)
General and administrative expenses					(2,438,107)		(3,093,767)
Other operating income (expenses), net					118,609		(962,897)
Equity pickup					(138,999)		(4,884,167)
Reorganization items					(2,371,919)		(2,405,625)
Loss before financial and taxes					(4,052,094)		(8,534,340)
Financial expenses, net					(566,679)		(3,335,464)
Loss before taxes					(4,618,772)		(11,869,803)
Income (loss) from continuing operations					884,602		(1,597,577)
Net loss for the year					R$ (3,734,170)		R$ (13,467,380)

[1]	At June 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)